Expenses for shipping activities and other expenses from operating activities - Voyage commissions and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Analysis of income and expense [abstract]
Commissions paid	$ (12,748)	$ (10,130)		$ (8,193)
Bunkers	(98,761)	(101,947)		(103,920)
Other voyage related expenses	(13,921)	(32,604)		(29,303)
Total voyage expenses and commissions	$ (125,430)	$ (144,681)	[1]	$ (141,416)	[1]

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.